Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000174964 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174964 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174964 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174964 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174964 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174964 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Centene
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174964 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174964 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174964 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174964 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174964 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174964 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174964 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174964 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174964 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174965 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174965 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174965 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174965 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174965 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174965 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Centene
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174965 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174965 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174965 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174965 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174965 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174965 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174965 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174965 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174965 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174966 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174966 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174966 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174966 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174966 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174966 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Centene
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174966 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174966 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174966 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174966 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174966 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174966 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174966 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174966 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174966 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%